Material Accounting Policy Information - Schedule of Revenue Concentration (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023
Customer A [Member]
Schedule of Revenue Concentration [Line Items]
Percentage of entity's revenue				19.05%
Customer B [Member]
Schedule of Revenue Concentration [Line Items]
Percentage of entity's revenue	16.65%				[1]
Customer C [Member]
Schedule of Revenue Concentration [Line Items]
Percentage of entity's revenue	15.81%				[1]
Customer D [Member]
Schedule of Revenue Concentration [Line Items]
Percentage of entity's revenue	12.20%				[1]
Customer E [Member]
Schedule of Revenue Concentration [Line Items]
Percentage of entity's revenue	10.28%				[1]

[1]	Less than 10%